SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning
Amounts due from related parties, Provided	6,889,039
Amounts due from related parties, Received repayment	(6,887,088)
Amounts due from related parties, Exchange rate translation	(1,951)
Amounts due from related parties, ending
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning
Amounts due from related parties, Provided	234,856
Amounts due from related parties, Received repayment	(215,327)
Amounts due from related parties, Exchange rate translation	(19,529)
Amounts due from related parties, ending
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, beginning
Amounts due from related parties, Provided	7,123,895
Amounts due from related parties, Received repayment	(7,102,415)
Amounts due from related parties, Exchange rate translation	(21,480)
Amounts due from related parties, ending